Other Income	12 Months Ended
Dec. 31, 2025
Other Income [Abstract]
Disclosure of other income explanatory [text block
33.	OTHER INCOME
During the year ended December 31, 2025, the Company recognized other income of $76.2 million (December 31, 2024 - $32.7 million) comprised of $75.0 million (December 31, 2024 - $32.1 million) for insurance proceeds, of which $6.5 million remains in accounts receivable, and $1.2 million (December 31, 2024 – nil) for the sale of land in the consolidated statements of net loss.